SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common stock subject to possible redemption
Numerator: Net income allocable to common stock subject to possible redemption amortized interest income on marketable securities held in trust	$ 3,151		$ 11,723
Less: interest available to be withdrawn for payment of taxes	(3,151)		(11,723)
Net income allocable to common stock subject to possible redemption	(0)		(0)
Denominator: Weighted average redeemable common stock, basic and diluted	$ 9,822,956		$ 9,673,135
Basic and Diluted net income per share, Redeemable Common Stock	$ 0.00	$ 0.00	$ 0.00
Numerator: Net Income minus Redeemable Net Earnings
Net Income	$ (7,705,427)	$ 4,092,424	$ (4,662,223)
Redeemable Net Earnings	(0)		(0)
Non-Redeemable Net Income	$ (7,705,427)	$ 4,092,424	$ (4,662,223)
Denominator: Weighted Average Non-Redeemable Common Stock Basic and diluted weighted average shares outstanding, common stock	5,097,044	4,646,706	5,246,865	669,534	669,534	254,679
Basic and diluted net loss per share, common stock	$ (1.51)		$ (0.89)
Numerator: Net income allocable to common stock subject to possible redemption Amortized Interest income on marketable securities held in trust		$ 7,960
Less: interest available to be withdrawn for payment of taxes		(7,960)
Net income allocable to common stock subject to possible redemption		$ 0	$ 4,662,223
Denominator: Weighted Average Redeemable common stock Redeemable Common Stock, Basic and Diluted	9,822,956	3,399,685	9,673,135
Basic and diluted net income per share, common stock		$ 0.88
Cash and cash equivalents		$ 18,196		$ 18,196	$ 2,877	$ 5,553
Restricted cash		422		422	136	1,450
Total cash, cash equivalents and restricted cash shown in the statement of cash flows		18,618		18,618	3,013	$ 7,003
Deferred underwriting fee
Numerator: Net Income minus Redeemable Net Earnings
Restricted cash		298		298	13
PaymentsOfOfferingCosts
Numerator: Net Income minus Redeemable Net Earnings
Restricted cash		$ 124		$ 124	$ 123